Revenue and Sales-Type Leases - Mortgage Platform Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Gain (Loss) on Sales of Loans, Net	$ 7,120	$ (10,125)	$ 36,689	$ (59,105)	$ (63,372)	$ 937,611
Integrated Partnership Gain (Loss)	3,067	2,265	9,797	(8,526)	(9,166)	84,135
Unrealized Gain (Loss) On Interest Rate and Forward Sale Commitments	4,019	18,947	8,441	174,217	178,196	66,477
Mortgage Platform
Disaggregation of Revenue [Line Items]
Revenues	$ 14,207	$ 11,087	$ 54,927	$ 106,586	$ 105,658	$ 1,088,223